Description of business and basis of preparation of the consolidated financial statements - IFRS 9 - Impact on consolidated shareholders' equity (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Equity	€ 33,249,000,000		€ 33,512,000,000	€ 33,845,000,000	€ 34,082,000,000
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			(23,000,000)
Effect of IFRS application			(23,000,000)
Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			(23,000,000)
Effect of IFRS application			(23,000,000)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		€ 33,489,000,000	32,942,000,000	33,174,000,000	33,267,000,000
Equity attributable to owners of parent [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	30,669,000,000		30,975,000,000	31,241,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(19,000,000)
Equity attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(19,000,000)
Equity attributable to owners of parent [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		30,956,000,000	30,488,000,000		30,907,000,000
Issued capital [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	10,640,226,396		10,640,000,000	10,640,000,000
Issued capital [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		10,640,000,000	10,640,000,000		10,596,000,000
Share premium and statutory reserve [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	16,859,000,000		16,859,000,000	16,859,000,000
Share premium and statutory reserve [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		16,859,000,000	16,859,000,000		16,790,000,000
Subordinated notes [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	5,803,000,000		5,803,000,000	5,803,000,000
Subordinated notes [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		5,803,000,000	5,803,000,000		5,803,000,000
Reserves, attributable to owners of parent [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	(2,062,000,000)		(1,851,000,000)	(1,658,000,000)
Reserves, attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			20,000,000
Reserves, attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			39,000,000
Reserves, attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(19,000,000)
Reserves, attributable to owners of parent [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		(1,831,000,000)	(2,339,000,000)		(3,144,000,000)
Accumulated other comprehensive income attributable to owners of parent [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	(571,000,000)		(476,000,000)	(403,000,000)
Accumulated other comprehensive income attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(39,000,000)
Accumulated other comprehensive income attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(39,000,000)
Accumulated other comprehensive income attributable to owners of parent [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		(515,000,000)	(475,000,000)		862,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			56,000,000	34,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(56,000,000)
Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(56,000,000)
Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			56,000,000		36,000,000
Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	(10,000,000)
Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			17,000,000
Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			17,000,000
Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		17,000,000
Accumulated other comprehensive income, excluding assets available for sale and assets at fair value, attributable to owners of parent [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			(530,000,000)
Accumulated other comprehensive income, excluding assets available for sale and assets at fair value, attributable to owners of parent [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		(530,000,000)	(531,000,000)
Non-controlling interests [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	2,580,000,000		2,537,000,000	2,604,000,000
Non-controlling interests [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(4,000,000)
Non-controlling interests [member] | Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(4,000,000)
Non-controlling interests [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		2,533,000,000	2,454,000,000		2,360,000,000
Reserves, non-controlling interests [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	2,357,000,000		2,323,000,000	2,349,000,000
Reserves, non-controlling interests [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(4,000,000)
Reserves, non-controlling interests [member] | Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(4,000,000)
Reserves, non-controlling interests [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		2,319,000,000	2,242,000,000		2,085,000,000
Accumulated other comprehensive income, non-controlling interests [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	223,000,000		214,000,000	255,000,000
Accumulated other comprehensive income, non-controlling interests [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		214,000,000	212,000,000		€ 275,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			(1,000,000)	€ (2,000,000)
Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			1,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			1,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			(1,000,000)
Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	€ (4,000,000)
Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(1,000,000)
Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member] | Increase (decrease) due to application of IFRS 9, impact of classification of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application			(1,000,000)
Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		(1,000,000)
Accumulated other comprehensive income, excluding assets available for sale and assets at fair value, attributable to non-controlling interests [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			215,000,000
Accumulated other comprehensive income, excluding assets available for sale and assets at fair value, attributable to non-controlling interests [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		€ 215,000,000	€ 213,000,000